Reverse takeover, Summary (FY) (Details)	Nov. 04, 2022 $ / shares shares	Oct. 31, 2024 $ / shares shares	Oct. 29, 2024 $ / shares	Oct. 08, 2024 $ / shares	Aug. 01, 2024 shares	Jul. 31, 2024 shares	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares	Nov. 04, 2022 USD ($) $ / shares shares
Reverse Takeover of Business [Abstract]
Consolidation ratio										28.09
Warrants outstanding (in shares)		7,381,668			707,350	8,689,018
Exercise price of warrant (in dollars per share) | $ / shares		$ 1.03	$ 0.2	$ 1.03			$ 0.2	$ 0.2	$ 0.2
SVS [Member]
Reverse Takeover of Business [Abstract]
Stock conversion ratio										1
MVS [Member]
Reverse Takeover of Business [Abstract]
Stock conversion ratio										1
DESG [Member]
Reverse Takeover of Business [Abstract]
Consolidation ratio										28.09
Number of shares retained on reverse takeover (in shares)	1,249,789
Fair value per share (in dollars per share) | (per share)	$ 0.6									$ 0.44
Percentage of owned shares										91.00%
DESG [Member] | SVS [Member]
Reverse Takeover of Business [Abstract]
Number of shares issued (in shares)	20,543,751
Number of shares retained on reverse takeover (in shares)	1,249,789
Fair value per share (in dollars per share) | (per share)	$ 0.6									$ 0.44
DESG [Member] | MVS [Member]
Reverse Takeover of Business [Abstract]
Number of shares issued (in shares)	4,650,000
Finco [Member]
Reverse Takeover of Business [Abstract]
Number of shares issued (in shares)	5,456,250
Fair value per share (in dollars per share) | (per share)	$ 0.6									$ 0.44
Warrants outstanding (in shares)										2,997,975
Exercise price of warrant (in dollars per share) | $ / shares	1.5
Fair value of the warrants | $										$ 760,932
Share price (in dollars per share) | $ / shares	$ 0.6
Expected dividend yield	0.00%
Expected-volatility	150.00%
Risk-free interest rate	4.08%
Expected remaining life	2 years
Transaction costs | $										$ 114,930
Finco [Member] | SVS [Member]
Reverse Takeover of Business [Abstract]
Number of shares issued (in shares)	5,456,250